Net income/(expense) from financial instruments designated at fair value (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of income (expense) from financial instruments designated at fair value

		2017	2016	2015
	Footnote	$m	$m	$m
Net income/(expense) arising on:
Financial assets
Financial assets held to meet liabilities under insurance and investment contracts		3,211	1,480	531
Other financial assets designated at fair value		198	90	89
Derivatives managed with other financial assets designated at fair value		(9)	(43)	13
		3,400	1,527	633
Financial liabilities
Liabilities to customers under investment contracts		(375)	(218)	34
HSBC’s long-term debt issued and related derivatives		672	(3,975)	863
– changes in own credit spread on long-term debt	1	—	(1,792)	1,002
– derivatives managed in conjunction with HSBC’s issued debt securities		(273)	(1,367)	(1,997)
– other changes in fair value		945	(816)	1,858
Other financial liabilities designated at fair value		1	(6)	3
Derivatives managed with other financial liabilities designated at fair value		—	6	(1)
		298	(4,193)	899
Year ended 31 Dec		3,698	(2,666)	1,532

1
From 1 January 2017, HSBC Holdings plc adopted, in its consolidated financial statements, the requirements of IFRS 9 ‘Financial Instruments’ relating to the presentation of gains and losses on financial liabilities designated at fair value. As a result, changes in fair value attributable to changes in own credit risk are presented in other comprehensive income with the remaining effect presented in profit or loss.

Net income/(expense) arising on HSBC Holdings’ long-term debt issued and related derivatives
		2017	2016	2015
	Footnote	$m	$m	$m
Net income/(expense) arising on:
Financial assets:		211	—	—
– other financial assets designated at fair value		161	—	—
– derivatives managed with other financial assets designated at fair value		50	—	—
Financial liabilities		103	(49)	276
– changes in own credit spread on long-term debt	1	—	—	348
– derivatives managed in conjunction with HSBC Holdings issued debt securities		292	(642)	(927)
– other changes in fair value		(189)	593	855
Year ended 31 Dec		314	(49)	276

1
From 1 January 2016, HSBC Holdings plc adopted, in its separate financial statements, the requirements of IFRS 9 ‘Financial Instruments’ relating to the presentation of gains and losses on financial liabilities designated at fair value. As a result, changes in fair value attributable to changes in own credit risk are presented in other comprehensive income with the remaining effect presented in profit or loss.